NOTE 3 – GOODWILL		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 3 – GOODWILL

NOTE 3 – GOODWILL

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. As of December 31, 2025, the Company’s goodwill balance was $6,278,366, all of which arose from the acquisition of Aiultraprod Group Limited and its subsidiaries (collectively, “AI UltraProd”) on June 23, 2025.

The goodwill is attributable primarily to the expected synergies from integrating AI UltraProd’s proprietary technologies, assembled workforce, and established market presence with the Company’s existing operations.

In accordance with ASC 350, goodwill is not amortized but is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate the asset might be impaired. As of December 31, 2025, no impairment indicators were identified. The Company expects to perform its next annual goodwill impairment assessment during the fiscal year ended December 31, 2026.

NOTE 3 – GOODWILL

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. As of June 30, 2026, the Company’s goodwill balance was $6,278,366, all of which arose from the acquisition of Aiultraprod Group Limited and its subsidiaries (collectively, “AI UltraProd”) on June 23, 2025.

The goodwill is attributable primarily to the expected synergies from integrating AI UltraProd’s proprietary technologies, assembled workforce, and established market presence with the Company’s existing operations.

In accordance with ASC 350, goodwill is not amortized but is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is below its carrying amount. The Company performs its annual goodwill impairment test and evaluates potential impairment indicators on an interim basis.

Based on the quantitative assessment performed, the Company determined that the estimated fair value of AI UltraProd’s reporting unit exceeded its carrying amount as of June 30, 2026. Accordingly, no goodwill impairment loss was recognized during the three and six months ended June 30, 2026.